UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York           April 28, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total: $212,776
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE

                      TITLE OF                         SHRS OR   SH  / PUT  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER         CLASS     CUSIP       VALUE     PRN AMT   PRN / CALL DISCRETION MANAGERS   SOLE        SHARED      NONE
BRINK'S CO./THE         COM     109696104  80,712,870  2,926,500  SH         SOLE      NONE      2,926,500
CHECKPOINT SYSTEMS INC. COM     162825103  34,084,260  1,803,400  SH         SOLE      NONE      1,803,400
CONMED CORP             COM     207410101  52,833,324  1,788,535  SH         SOLE      NONE      1,788,535
GENCORP INC             COM     368682100     225,264     20,800  SH         SOLE      NONE         20,800
NDCHEALTH CORP          COM     639480102  41,376,600  1,524,000  SH         SOLE      NONE      1,524,000
STERIS CORP             COM     859152100   3,174,690    123,050  SH         SOLE      NONE        123,050
TELEFLEX INC.           COM     879369106     369,225      7,500  SH         SOLE      NONE          7,500





04129.0003 #481671